Rights of use of assets (Details 3) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Rights of use of assets (Details)
Right-of-use interests	$ 292	$ 421
Results from short-term leases	(67)	(102)
Results from variable leases not recognized as lease liabilities	$ (423)	$ (638)